Debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of long term debt [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities	The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes:

Security	Issuer	Guarantors	Principal amount outstanding U.S.$
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663
The following table sets forth, as of December 31, 2023, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	168,625
The following table sets forth, as of December 31, 2023, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security		Guarantors	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718
4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	844,175
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449

Security		Guarantors	Principal amount outstanding (U.S.$)
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,980,570
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,009,043
5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374
6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538
6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,787,190
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663

Summary Of Detailed Information About Borrowings	The following table sets forth the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes.

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836

6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842
The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes.

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,984,688

Summary of Long-term Debt
As of December 31, 2023 and 2022, debt was as follows:

			2023 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.29% to 10.00%, SOFR plus 0.61% to 0.69%	Various to 2060	1,006,968,611		U.S.$	59,506,477
Project financing	SOFR plus 0.87% to 1.38%	Various to 2031	10,236,528		604,924
Direct loans	Fixed from 5.25% to 10.375%, SOFR plus 1.75% to 4.54%	Various to 2031	49,809,345		2,943,467
Syndicated loans	SOFR plus 3.10% to 4.85%	Various to 2026	38,391,788		2,268,750
Revolving credit lines	SOFR plus 3.00% to 4.85%, and Fed effective 1.55%	2024	124,622,592		7,364,531
Financing of Infrastructure asset	Fixed from 8.38% and 8.89%	Various to 2036	19,167,740		1,132,711
Plus Factoring	SOFR plus 3.15%	2024	988,038		58,388
Total financing in U.S. dollars			1,250,184,642		U.S.$	73,879,248
Euros
Bonds	Fixed from 2.75% to 5.50%	Various to 2030	144,474,240			€7,727,424
Japanese yen
Bonds	Fixed from 0.54%	Various to 2026	9,590,744			¥79,922,867
Pesos
Certificados bursátiles	TIIE plus 1.00% and fixed from 7.19% to 7.47%	Various to 2026	93,772,673
Direct loans	TIIE plus 0.85% to 4.10%	Various to 2029	99,788,829
Plus Factoring	TIIE plus 2.80% and CETES plus 1.60% to 2.65%	2024	14,900,129
Syndicated loans	TIIE plus 0.95%	Various to 2025	5,400,000
Revolving credit lines	TIIE plus 4.25%	2024	20,500,000
Monetization of Mexican Government Bonds	Fixed from 9.50% to 9.70%	2024	68,741,484
Total financing in pesos			303,103,115
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	39,871,129
Other currencies
Bonds	Fixed from 3.75%	Various to 2025	9,680,517
Total principal in pesos (C)			1,756,904,387
Plus:
Accrued interest			37,565,970
Total principal and interest			1,794,470,357
Less:
Short-term maturities			439,655,624
Accrued interest			37,565,970
Total short-term debt and current portion of long-term debt			477,221,594
Long-term debt			Ps.	1,317,248,763

			2022 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.29% to 9.50%, SOFR plus 2.20% to 3.00% and LIBOR plus 0.35% to 0.43%	Various to 2060	1,164,663,984		U.S.$	59,990,007
Project financing	Fixed from 2.96% and LIBOR plus 0.45% to 1.38%	Various to 2031	21,706,959		1,118,091
Direct loans	Fixed from 5.25%, LIBOR plus 1.75% to 3.50%	Various to 2031	58,490,408		3,012,749
Syndicated loans	LIBOR plus 2.35%	Various to 2024	48,535,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	2023	66,239		3,412
Revolving credit lines	SOFR plus 3.00%, LIBOR plus 3.58% and 3.75% and Fed effective plus 1.55%	2023	151,646,707		7,811,083
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	23,896,275		1,230,859
Plus Factoring	SOFR plus 3.15%	2023	2,030,718		104,599
Total financing in U.S. dollars			1,471,037,040		U.S.$	75,770,800
Euros
Bonds	Fixed from 2.75% to 5.50% EURIBOR plus 2.40%	Various to 2030	192,131,988			€9,278,018
Direct loans	Fixed at 5.11%	Various to 2023	10,354,150		500,000
Total financing in Euros			202,486,138			€9,778,018
Japanese yen
Bonds	Fixed from 0.54% to 3.50%	Various to 2026	16,157,618			¥109,915,769
Pesos
Certificados bursátiles	TIIE plus 1.00% and fixed from 7.19% to 7.47%	Various to 2026	93,536,610
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 3.65%	Various to 2029	56,802,606
Plus Factoring	TIIE plus 2.55% to 2.80% and CETES plus 1.60% to 2.50%	2023	16,416,368
Syndicated loans	TIIE plus 0.95%	Various to 2025	10,200,000
Revolving credit lines	TIIE plus 1.50% to 3.50%	Various to 2023	29,500,000
Monetization of Mexican Government Bonds	Fixed from 9.08200%	Various to 2024	99,739,938
Total financing in pesos			306,195,522
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	38,085,401
Other currencies
Bonds	Fixed from 1.75% and 3.75%	Various to 2025	18,138,980
Total principal in pesos (C)			2,052,100,699
Plus:
Accrued interest			39,363,297
Total principal and interest			2,091,463,996
Less:
Short-term maturities			426,584,386
Accrued interest			39,363,297
Total short-term debt and current portion of long-term debt			465,947,683
Long-term debt			Ps.	1,625,516,313

Summary of Foreign Currency Translation	As of December 31, 2023 and 2022, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2023	2022
U.S. dollar	16.9220	19.4143
Japanese yen	0.1200	0.1470
Pounds sterling	21.5646	23.3496
Euro	18.6963	20.7083
Swiss francs	20.1101	20.9791

Summary of Changes in Consolidated Debt	The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2023 and 2022, which includes short and long-term debt:

	2023 (1)		2022 (1)
Changes in total debt:
At the beginning of the year	Ps.	2,091,463,996	Ps.	2,249,695,894
Loans obtained - financing institutions	881,401,059		1,064,179,416
Debt payments	(978,854,627)		(1,107,159,280)
Accrued interest (2)(3)	153,446,638		160,020,297
Interest (paid)	(144,121,371)		(154,017,189)
Foreign exchange	(208,865,338)		(121,255,142)
At the end of the year	Ps.	1,794,470,357	Ps.	2,091,463,996
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2023, includes Ps. 8,569 of premiums and awards amortizations; Ps. (1,026,065) of fees and expenses related to the issuance of debt and amortized cost of Ps. 2,780,392.
(3)During 2022, includes Ps. 379,045 of premiums and awards amortizations; Ps. (355,978) of fees and expenses related to the issuance of debt and amortized cost of Ps. 3,827,232.

E. Maturity of the total principal outstanding:

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest

	2024		2025	2026	2027	2028	2029 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2023, for each of the years ending December 31.	Ps.	477,221,594	115,915,343	177,380,059	128,553,270	85,575,793	809,824,298	Ps.	1,794,470,357